UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22986

Aberdeen Standard Investments ETFs

(Exact name of registrant as specified in charter)

712 Fifth Avenue – 49th Floor

New York, New York 10019

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (844) 383-7289

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Aberdeen Standard Investments ETFs
Semiannual Report

June 30, 2021

Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF (BCI)

Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (BCD)

Principal U.S. Listing Exchange: NYSE Arca

Aberdeen Standard Investments ETFs

Table of Contents

Consolidated Schedule of Portfolio Investments

Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF

June 30, 2021 (Unaudited)

See accompanying notes to the consolidated financial statements.

	Shares or Principal Amount (US$)	Value (US$)
SHORT-TERM INVESTMENTS (91.8%)
MONEY MARKET FUNDS (0.1%)
Invesco Government & Agency Portfolio	651,030	651,030
Total Money Market Funds		651,030

U.S. TREASURIES (91.7%)
U.S. Treasury Bills
0.08%, 07/01/2021 (a)	4,000,000	4,000,000
0.08%, 07/08/2021 (a)(b)	22,500,000	22,499,862
0.09%, 07/15/2021 (a)	5,500,000	5,499,920
0.08%, 07/22/2021 (a)	27,700,000	27,699,350
0.07%, 07/29/2021 (a)	10,400,000	10,399,664
0.05%, 08/05/2021 (a)	32,200,000	32,198,779
0.05%, 08/12/2021 (a)	24,000,000	23,998,670
0.05%, 08/19/2021 (a)	37,100,000	37,097,968
0.06%, 08/26/2021 (a)	26,800,000	26,798,437
0.06%, 09/02/2021 (a)	24,800,000	24,798,090
0.05%, 09/09/2021 (a)(b)	21,300,000	21,298,281
0.04%, 09/16/2021 (a)	4,200,000	4,199,663
0.04%, 09/23/2021 (a)	2,000,000	1,999,802
0.03%, 09/30/2021 (a)	1,000,000	999,886
0.03%, 10/07/2021 (a)	5,500,000	5,499,364
0.04%, 10/14/2021 (a)	12,000,000	11,998,512
0.03%, 10/21/2021 (a)	9,400,000	9,398,830
0.03%, 10/28/2021 (a)(b)	102,500,000	102,483,907
0.04%, 11/04/2021 (a)(b)	32,000,000	31,994,680
0.03%, 11/12/2021 (a)	41,700,000	41,692,549
0.02%, 11/18/2021 (a)	47,700,000	47,691,653
0.03%, 11/26/2021 (a)	53,300,000	53,289,482
0.03%, 12/02/2021 (a)	16,200,000	16,196,708
0.04%, 12/09/2021 (a)	8,800,000	8,798,131
0.04%, 12/16/2021 (a)	15,400,000	15,396,658
0.05%, 12/23/2021 (a)	16,600,000	16,596,167
0.05%, 12/30/2021 (a)	16,200,000	16,195,905
Total U.S. Treasuries		620,720,918

Total Short-Term Investments		621,371,948

Total Investments (Cost $621,393,318) - 91.8%		621,371,948
Other Assets in Excess of Liabilities - 8.2%		55,258,943
Net Assets - 100.0%		676,630,891

(a)The rate shown is the discount yield at the time of purchase.

(b)All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $79,990,950.

USDU.S. Dollar

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,862,357
Aggregate gross unrealized depreciation	(15,190,742)
Net unrealized appreciation	$7,671,615
Federal income tax cost of investment securities	$621,393,318

See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments

Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF (concluded)

June 30, 2021 (Unaudited)

At June 30, 2021, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Trading Currency	Notional Amount (US$)	Unrealized Appreciation/ (Depreciation) (US$)
Long Contract Positions
Brent Crude Oil	725	07/01/2021	USD	49,294,268	4,805,232
LME Aluminum Base Metal(c)	457	07/01/2021	USD	26,442,245	2,343,043
LME Nickel Base Metal(c)	138	07/01/2021	USD	13,824,903	1,249,665
LME Zinc Base Metal(c)	249	07/01/2021	USD	17,673,698	816,108
100 oz Gold	440	08/01/2021	USD	80,706,353	(2,755,953)
Lean Hogs	359	08/01/2021	USD	16,967,142	(2,140,442)
Live Cattle	481	08/01/2021	USD	23,189,401	422,889
Natural Gas	1,726	08/01/2021	USD	54,699,029	7,851,211
NY Harbor ULSD	185	08/01/2021	USD	16,585,998	(30,459)
RBOB Gasoline	201	08/01/2021	USD	18,444,002	325,941
WTI Crude Oil	921	08/01/2021	USD	63,937,988	3,083,182
Coffee ‘C’	347	09/01/2021	USD	20,857,196	(69,727)
Copper	336	09/01/2021	USD	38,053,423	(2,025,823)
Corn	1,301	09/01/2021	USD	40,896,754	(1,915,541)
KC HRW Wheat	302	09/01/2021	USD	9,706,826	244,074
LME Aluminum Base Metal(c)	476	09/01/2021	USD	29,226,031	815,519
LME Nickel Base Metal(c)	144	09/01/2021	USD	15,639,392	97,504
LME Zinc Base Metal(c)	259	09/01/2021	USD	19,520,017	(243,943)
Low Sulphur Gasoil	343	09/01/2021	USD	20,205,513	365,912
Silver	184	09/01/2021	USD	25,746,409	(1,647,929)
Sugar No. 11	984	09/01/2021	USD	19,475,537	240,674
Wheat	517	09/01/2021	USD	17,784,232	(219,157)
Soybean	494	11/01/2021	USD	35,723,464	(1,168,164)
Cotton No. 2	218	12/01/2021	USD	9,479,502	(225,402)
Soybean Meal	479	12/01/2021	USD	18,842,596	(559,166)
Soybean Oil	700	12/01/2021	USD	27,574,894	(1,215,694)
					8,443,554

Short Contract Positions
LME Aluminum Base Metal(c)	(457)	07/01/2021	USD	(27,943,812)	(841,475)
LME Nickel Base Metal(c)	(138)	07/01/2021	USD	(14,967,742)	(106,827)
LME Zinc Base Metal(c)	(249)	07/01/2021	USD	(18,687,539)	197,733
					(750,569)
					7,692,985

(c)London Metal Exchange (“LME”) futures contracts settle on their respective maturity date. See Note 2.

Commodity Allocation Summary*
Energy	33.3%
Agriculture	30.0%
Precious Metals	15.9%
Base Metals	14.8%
Livestock	6.0%
100.0%

*Based on notional value of futures contracts. Short-term investments held as collateral for futures contracts have been excluded. Holdings and allocations are subject to change.

Consolidated Schedule of Portfolio Investments

Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF

June 30, 2021 (Unaudited)

See accompanying notes to the consolidated financial statements.

	Shares or Principal Amount (US$)	Value (US$)
SHORT-TERM INVESTMENTS (91.0%)
MONEY MARKET FUNDS (0.5%)
Invesco Government & Agency Portfolio	173,251	173,251
Total Money Market Funds		173,251

U.S. TREASURIES (90.5%)
U.S. Treasury Bills
0.08%, 07/01/2021 (a)	400,000	400,000
0.08%, 07/22/2021 (a)(b)	3,850,000	3,849,910
0.04%, 08/05/2021 (a)	2,300,000	2,299,913
0.05%, 08/19/2021 (a)	1,400,000	1,399,923
0.06%, 09/02/2021 (a)(b)	2,700,000	2,699,792
0.03%, 09/09/2021 (a)	1,350,000	1,349,891
0.04%, 09/23/2021 (a)	1,350,000	1,349,866
0.03%, 10/28/2021 (a)	3,250,000	3,249,490
0.03%, 11/04/2021 (a)	3,700,000	3,699,385
0.04%, 11/12/2021 (a)	3,000,000	2,999,464
0.03%, 11/18/2021 (a)	1,400,000	1,399,755
0.03%, 11/26/2021 (a)(b)	2,400,000	2,399,526
0.03%, 12/02/2021 (a)	1,200,000	1,199,756
0.04%, 12/16/2021 (a)(b)	2,900,000	2,899,371
0.05%, 12/23/2021 (a)	1,800,000	1,799,584
0.05%, 12/30/2021 (a)	400,000	399,899
Total U.S. Treasuries		33,395,525

Total Short-Term Investments		33,568,776

Total Investments (Cost $33,569,480) —91.0%		33,568,776
Other Assets in Excess of Liabilities—9.0%		3,305,518
Net Assets—100.0%		36,874,294

(a)The rate shown is the discount yield at the time of purchase.

(b)All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $3,499,431.

USDU.S. Dollar

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,291,830
Aggregate gross unrealized depreciation	(749,565)
Net unrealized appreciation	$1,542,265
Federal income tax cost of investment securities	$33,569,480

See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments

Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (continued)

June 30, 2021 (Unaudited)

At June 30, 2021, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Trading Currency	Notional Amount (US$)	Unrealized Appreciation/ (Depreciation) (US$)
Long Contract Positions
LME Aluminum Base Metal(c)	17	07/01/2021	USD	864,211	206,577
LME Nickel Base Metal(c)	5	07/01/2021	USD	541,208	4,972
LME Zinc Base Metal(c)	9	07/01/2021	USD	621,797	46,509
LME Aluminum Base Metal(c)	22	09/01/2021	USD	1,212,585	175,890
LME Nickel Base Metal(c)	7	09/01/2021	USD	690,467	74,521
LME Zinc Base Metal(c)	12	09/01/2021	USD	844,194	48,906
Natural Gas	95	10/01/2021	USD	2,939,912	535,188
NY Harbor ULSD	10	10/01/2021	USD	853,576	41,150
RBOB Gasoline	11	10/01/2021	USD	890,425	60,694
WTI Crude Oil	51	10/01/2021	USD	3,268,167	347,223
Brent Crude Oil	40	11/01/2021	USD	2,786,265	84,535
LME Aluminum Base Metal(c)	26	11/01/2021	USD	1,631,693	5,007
LME Nickel Base Metal(c)	8	11/01/2021	USD	859,107	15,645
LME Zinc Base Metal(c)	14	11/01/2021	USD	1,046,277	(4,152)
Low Sulphur Gasoil	19	11/01/2021	USD	1,068,195	69,430
Soybean	27	11/01/2021	USD	1,729,945	158,705
100 oz Gold	24	12/01/2021	USD	4,250,379	11,541
Coffee ‘C’	19	12/01/2021	USD	1,091,115	67,766
Copper	19	12/01/2021	USD	2,238,222	(203,559)
Corn	72	12/01/2021	USD	2,151,478	(32,878)
Cotton No. 2	12	12/01/2021	USD	506,015	3,385
KC HRW Wheat	17	12/01/2021	USD	598,922	(31,972)
Lean Hogs	20	12/01/2021	USD	709,572	(68,972)
Live Cattle	26	12/01/2021	USD	1,347,744	26,096
Silver	10	12/01/2021	USD	1,373,151	(61,201)
Soybean Meal	26	12/01/2021	USD	997,102	(4,682)
Soybean Oil	38	12/01/2021	USD	1,138,130	292,798
Wheat	28	12/01/2021	USD	1,027,099	(68,099)
Sugar No. 11	54	02/01/2022	USD	1,080,208	13,270
					1,814,293

Short Contract Positions
LME Aluminum Base Metal(c)	(17)	07/01/2021	USD	(925,960)	(144,828)
LME Nickel Base Metal(c)	(5)	07/01/2021	USD	(487,098)	(59,082)
LME Zinc Base Metal(c)	(9)	07/01/2021	USD	(627,369)	(40,937)
LME Aluminum Base Metal(c)	(22)	09/01/2021	USD	(1,377,721)	(10,754)
LME Nickel Base Metal(c)	(7)	09/01/2021	USD	(747,415)	(17,573)
LME Zinc Base Metal(c)	(12)	09/01/2021	USD	(894,950)	1,850
					(271,324)
					1,542,969

(c)London Metal Exchange (“LME”) futures contracts settle on their respective maturity date. See Note 2.

See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments

Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (concluded)

June 30, 2021 (Unaudited)

Commodity Allocation Summary*
Energy	33.5%
Agriculture	29.2%
Precious Metals	15.9%
Base Metals	15.6%
Livestock	5.8%
100.0%

*Based on notional value of futures contracts. Short-term investments held as collateral for futures contracts have been excluded. Holdings and allocations are subject to change.

See accompanying notes to the consolidated financial statements.

Consolidated Statements of Assets and Liabilities

June 30, 2021 (Unaudited)

	Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Assets:
Investments, at cost	$621,393,318	$33,569,480
Investments, at value	621,371,948	33,568,776
Cash collateral pledged for futures	36,926,169	2,184,761
Cash	14,999,900	579
Unrealized appreciation on open futures contracts	22,858,687	2,291,658
Receivable from Adviser	—	4,460
Interest and dividends receivable	2,538	92
Total assets	696,159,242	38,050,326
Liabilities:
Payable for investments purchased	3,998,959	400,060
Unrealized depreciation on open futures contracts	15,165,702	748,689
Advisory fees payable	363,690	27,283
Total liabilities	19,528,351	1,176,032
Net Assets	$676,630,891	$36,874,294
Net Assets Consist of:
Capital	$544,782,780	$31,567,533
Distributable earnings	131,848,111	5,306,761
Net Assets	$676,630,891	$36,874,294
Shares (unlimited number of shares authorized, no par value)	25,700,001	1,200,001
Net Asset Value	$26.33	$30.73

Amounts listed as “-” are $0 or round to $0.

See accompanying notes to the consolidated financial statements.

Consolidated Statements of Operations

For the Six Month Period Ended June 30, 2021 (Unaudited)

	Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
INVESTMENT INCOME:
Interest income	$116,475	$5,358
Total Income	116,475	5,358

EXPENSES:
Advisory fee (Note 4)	735,144	43,279
Total operating expenses before reimbursed/waived expenses	735,144	43,279
Expenses waived and/or reimbursed by Advisor (Note 4)	(123,188)	(6,942)
Total Net Expenses after Waivers	611,956	36,337
Net Investment Loss	(495,481)	(30,979)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Realized gain on investment transactions	22,822,408	1,861
Realized gain/(loss) on futures contracts	105,242,893	3,842,261
Net realized gain from investments and future transactions	128,065,301	3,844,122
Net change in unrealized appreciation/(depreciation) on investment transactions	(43,649)	(1,528)
Net change in unrealized appreciation/(depreciation) on futures contracts	(16,354,373)	889,120
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(16,398,022)	887,592
Net realized/unrealized gain from investments and future transactions	111,667,279	4,731,714
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$111,171,798	$4,700,735

Amounts listed as “-” are $0 or round to $0.

See accompanying notes to the consolidated financial statements.

Consolidated Statements of Changes in Net Assets

For the Periods Indicated

	Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF		Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
	Six-Month Period Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six-Month Period Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income/(loss)	$(495,481)	$593,717	$(30,979)	$5,205
Net realized gain/(loss) from investments and future transactions	128,065,301	(4,843,786)	3,844,122	60,269
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	(16,398,022)	18,641,358	887,592	531,568
Net Increase (Decrease) in Net Assets Resulting from Operations	111,171,798	14,391,289	4,700,735	597,042

Distributions to Shareholders From:
Distributable earnings	—	(2,199,492)	—	(130,964)
Change in net assets from shareholder distributions	—	(2,199,492)	—	(130,964)

Capital Transactions:(a)
Proceeds from shares issued	232,672,383	159,095,229	20,834,629	7,201,436
Cost of shares redeemed	(4,659,080)	(10,432,570)	—	—
Change in net assets from capital transactions	228,013,303	148,662,659	20,834,629	7,201,436
Change in net assets	339,185,101	160,854,456	25,535,364	7,667,514

Net Assets:
Beginning of period	337,445,790	176,591,334	11,338,930	3,671,416
End of period	$676,630,891	$337,445,790	$36,874,294	$11,338,930

SHARE TRANSACTIONS:
Beginning of period	15,500,001	7,800,001	450,001	150,001
Issued	10,400,000	8,200,000	750,000	300,000
Redeemed	(200,000)	(500,000)	—	—
Shares outstanding, end of period	25,700,001	15,500,001	1,200,001	450,001

(a)Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

Amounts listed as “-” are $0 or round to $0.

[This page intentionally left blank]

See accompanying notes to the consolidated financial statements.

See accompanying notes to the consolidated financial statements.

Consolidated Financial Highlights

For the Periods Indicated

	Selected Data For A Share Outstanding Throughout The Periods Indicated					Selected Data For A Share Outstanding Throughout The Periods Indicated
	Per Share Operating Performance					Per Share Operating Performance							Ratios/Supplemental Data
	Investment Operations					Distributions					Total Return(a)		Ratios To Average Net Assets(b)				Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)(c)	Net realized and unrealized gain (loss) on investments		Total from investment operations	Net investment income	Net realized gains		Total distributions	Net ssset value, end of period	Net asset value(d)	Market value (Unaudited)(e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(a)(f)
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF
Six Months Ended June 30, 2021	$21.77	$(0.02)	$4.58		$4.56	$—	$—		$—	$26.33	20.95%	20.23%	0.30%	0.25%	(0.20%)	(0.25%)	$676,631	—
Year Ended December 31, 2020	$22.64	$0.05	$(0.77	)(g)	$(0.72)	$(0.15)	$—		$(0.15)	$21.77	(3.17%)	(2.77%)	0.31%	0.25%	0.20%	0.26%	$337,446	—
Year Ended December 31, 2019	$21.38	$0.45	$1.14		$1.59	$(0.33)	$—		$(0.33)	$22.64	7.47%	7.06%	0.30%	0.25%	1.94%	2.00%	$176,591	—
Year Ended December 31, 2018	$24.48	$0.40	$(3.26)		$(2.86)	$(0.24)	$—		$(0.24)	$21.38	(11.70%)	(11.24%)	0.34%	0.29%	1.62%	1.67%	$195,583	—
Year Ended December 31, 2017(h)	$25.00	$0.13	$0.58		$0.71	$(1.23)	$—	(i)	$(1.23)	$24.48	3.05%	3.09%	0.36%	0.32%	0.66%	0.70%	$78,346	—
Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Six Months Ended June 30, 2021	$25.20	$(0.03)	$5.56		$5.53	$—	$—		$—	$30.73	21.94%	21.41%	0.35%	0.29%	(0.25%)	(0.30%)	$36,874	—
Year Ended December 31, 2020	$24.48	$0.03	$1.02		$1.05	$(0.33)	$—		$(0.33)	$25.20	4.29%	4.79%	0.35%	0.29%	0.06%	0.12%	$11,339	—
Year Ended December 31, 2019	$23.10	$0.46	$1.30		$1.76	$(0.38)	$—		$(0.38)	$24.48	7.64%	7.31%	0.34%	0.29%	1.85%	1.90%	$3,671	—
Year Ended December 31, 2018	$26.04	$0.40	$(2.97)		$(2.57)	$(0.37)	$—		$(0.37)	$23.10	(9.89%)	(8.64%)	0.34%	0.29%	1.48%	1.53%	$3,466	—
Year Ended December 31, 2017(h)	$25.00	$0.03	$1.03		$1.06	$(0.02)	$—	(i)	$(0.02)	$26.04	4.24%	3.08%	0.78%	0.72%	0.13%	0.19%	$3,906	—

(a)Not annualized for periods less than one year.

(b)Annualized for periods less than one year.

(c)Per share net investment income (loss) has been calculated using the average daily shares method.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f)Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (futures contracts). In-Kind transactions are not included in the portfolio turnover calculations.

(g)The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(h)For the period from March 30, 2017 (commencement of investment operations) through December 31, 2017.

(i)Per share amount is less than $0.005.

Notes to Consolidated Financial Statements

June 30, 2021 (Unaudited)

1. Organization

Aberdeen Standard Investments ETFs (the “Trust”), was organized as a Delaware statutory trust on January 9, 2014 and is authorized to issue multiple series or portfolios. The Trust currently consists of three series: Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF, Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF and Aberdeen Bloomberg Industrial Metals Strategy K-1 Free ETF. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Each of the Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF and Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF commenced investment operations on March 30, 2017. The Aberdeen Bloomberg Industrial Metals Strategy K-1 Free ETF has not commenced investment operations. This report relates to the Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF and Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (each a “Fund” and collectively, the “Funds”).

Effective August 3, 2021, each of the Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF and Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF changed from an actively-managed ETF to a passively-managed ETF (see Note 14). During the six month period covered by this report, each Fund operated as an actively managed exchange traded fund that seeks to provide a total return designed to closely correspond, before fees and expenses, to the performance of its relevant underlying index. During the period, each Fund was not an index tracking exchange traded fund and was not required to invest in all components of the index. However, each Fund generally sought to hold similar interests to those included in the index and sought exposure to many of the commodities included in the index under the same futures rolling schedule as the index.

Basis of Consolidation:

The accompanying Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of the Funds include the accounts of Aberdeen Standard All Commodity Fund Limited, a wholly-owned controlled foreign corporation of the Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF and Aberdeen Standard All Commodity Longer Dated Fund Limited, a wholly-owned controlled foreign corporation of the Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF. Each Subsidiary is organized under the laws of the Cayman Islands (together, the “Subsidiaries” and, each, a “Subsidiary”). All intercompany balances and transactions between a Fund and its Subsidiary have been eliminated in consolidation.

Under normal market conditions, each Fund intends to invest in exchange traded commodity futures contracts through its Subsidiary. As a means to provide investment returns that are highly correlated to those of the index (or, effective August 3, 2021, that are designed to track those of the index), the Subsidiary may also invest directly in commodity-linked instruments, including pooled investment vehicles (such as exchange traded funds and other investment companies), swaps and exchange traded options on futures contracts, to the extent permitted under the 1940 Act and any applicable exemptive relief (collectively, “Commodities-Related Assets” and, together with exchange traded commodities futures contracts, “Commodities Instruments”). Each Fund may invest up to 25% of its total assets in its Subsidiary. As of June 30, 2021, the net assets of the Aberdeen Standard All Commodity Fund Limited were $139,539,881, which was 20.6% of the net assets of Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF. As of June 30, 2021, the net assets of the Aberdeen Standard All Commodity Longer Dated Fund Limited were $8,223,178, which was 22.3% of the net assets of Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF.

As noted previously, each Fund will not invest directly in commodity futures contracts but, instead, expects to gain exposure to these investments exclusively by investing in its respective Subsidiary. Each Fund’s investment in its respective Subsidiary is intended to enable such Fund to gain exposure to relevant commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodity futures contracts. Each Fund and its respective Subsidiary have the same investment objective. However, the Subsidiaries may invest without limitation in the Commodities Instruments.

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

The remainder of each Fund’s assets that are not invested in its Subsidiary will be principally invested in: (1) short-term investment grade fixed-income securities that include U.S. government securities and money market instruments; and (2) cash and other cash equivalents. Each Fund will use such instruments to generate a total return and to provide liquidity, serve as margin or otherwise collateralize investment in Commodities Instruments.

2. Summary of Significant Accounting Policies

The Funds’ consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which may require management to make estimates and assumptions that affect the reported amounts and disclosures and disclosure of contingent assets and liabilities in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies.

Investment Valuation:

The net asset value (“NAV”) of each Fund is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange Arca (“NYSE Arca” or the “Listing Exchange”), generally 4:00 p.m. Eastern Standard Time (the “NAV Calculation Time”).

NAV per share is calculated by dividing a Fund’s NAV by the number of Fund shares outstanding.

In calculating each Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of sixty (60) days or less when originally acquired are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

Investments in futures are valued at market value, which is generally determined using the last reported official closing price or last trading price on the exchange or market on which the futures contract is primarily traded at the time of valuation.

In certain instances, such as when reliable market quotations are not readily available or are not deemed to reflect current market values, the Funds’ investments will be valued in accordance with the Trust’s pricing policy and procedures as determined in good faith by the Trust’s Board of Trustees (the “Board”). The Board has by appropriate resolutions, designated the Fair Value Pricing Committee to make all necessary determinations of fair value of the portfolio securities for which market quotations are not readily available. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Funds’ NAV Calculation Time that may materially affect the value of the Funds’ investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized in three levels listed below:

•Level 1 — Unadjusted quoted prices in active markets for identical assets on the measurement date that the Funds have the ability to access.

•Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

•Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. For each of the Funds, there were no Level 3 investments held for the six-month period ended June 30, 2021.

The following is a summary of the valuations as of June 30, 2021, for each Fund based upon the three levels defined above.

	Level 1		Level 2	Total
	Futures Contracts*	Money Market Funds	U.S. Treasury Obligations	Investment Securities	Other Financial Instruments – Futures Contracts*
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	$7,692,985	$651,030	$620,720,918	$621,371,948	$7,692,985
Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	1,542,969	173,251	33,395,525	33,568,776	1,542,969

*These investments are recorded in the consolidated schedule of portfolio investments at the unrealized appreciation/(depreciation) on the investment.

Money Market Instruments

Each Fund invests a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises and such obligations may be short-, intermediate- or long-term. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Derivatives

Each Fund uses derivative instruments as part of its investment strategies. Generally, derivatives are financial contracts whose values depend upon, or are derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts and swap agreements. The Funds’ use of derivative instruments will be underpinned by investments in short-term, high-quality instruments, such as U.S. money market securities.

With respect to certain kinds of derivative transactions that involve obligations to make future payments to third parties, including, but not limited to, futures contracts, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Funds must “set aside” liquid assets, or engage in other measures to “cover” open positions with respect to such transactions. For example, with respect to forward contracts and futures contracts that are not contractually required to “cash-settle,” the Funds must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. The Funds treat deliverable forward contracts for currencies that are liquid as the equivalent of “cash-settled” contracts. As such, the Funds may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability, if any) rather than the full notional amount under such deliverable forward contracts. Similarly, with respect to futures contracts that are contractually required to “cash-settle” the Funds may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation rather than the notional value. Each Fund reserves the right to modify these policies in the future.

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

Commodity Futures

Each Fund, through its Subsidiary, invests in exchange traded commodity futures contracts as part of its principal investment strategies. Commodity futures contracts are an agreement to buy or sell a certain amount of a commodity at a specific price on a specific date (their expiry) which are negotiated and traded on futures exchanges. Commodity futures contracts are generally based upon commodities within the following commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock.

Commodity futures contracts are traded on futures exchanges which provide a central marketplace to negotiate and transact futures contracts, a clearing corporation to process trades and a secondary market. Commodity futures exchanges provide standardization with regards to certain key features such as expiry dates, contract sizes and terms and conditions of delivery. Commodity futures exchanges set a maximum permissible price movement either up or down during a single trading day and when this limit has been reached, no trades may be placed that day at a price beyond that limit. Exchanges may also impose position limit rules limiting the value or number of contracts in one commodity that may be held by one market participant to ensure that the amount of futures contracts that any one party may hold in a particular commodity at any point in time to ensure that no one participant can control a significant portion of the market in a particular commodity.

More commonly, as futures contracts near expiry, they are often replaced with a later dated contract in a process known as “rolling”. During situations where the cost of any futures contracts for delivery on dates further in the future is higher than those for delivery closer in time, the value of the Funds holding such contracts will decrease over time unless the spot price of that contract increases by the same rate as the rate of the variation in the price of the futures contract. The rate of variation could be quite significant and last for an indeterminate period of time, reducing the value of the Funds.

Commodity futures contract prices are generally comprised of the price of the relevant commodity as well as the costs of storing the physical commodity. Storage costs include (i) the time value of money invested in the physical commodity, (ii) plus the costs of storing the commodity, (iii) less any benefits of owning the physical commodity not obtained by the holder of a futures contract (the “convenience yield”).

Due to the volatility of commodity futures and the risk of credit risk exposure to the counterparty to the contract, commodity futures exchanges each have clearing corporations which act as counterparty to all contracts by either buying or selling directly to the market participants. This means that when each Subsidiary purchases or sells commodity futures contracts, their obligations will be to the clearing house and it will be the clearing house that is obliged to satisfy the Subsidiaries’ rights under a commodity futures contract.

To ensure a party to a futures contract fulfills its obligations to the clearing house, all participants are required to post and maintain a level of collateral (the collateral is known as “margin”). An exchange will set the margin requirements for the contracts which trade there and these can be modified by the terms of the futures contract. Margin requirements range upward from less than 5% of the value of the futures contract being traded. Margin requirements can be offset by other opposing futures transactions, in which situation margin payments will continue to be required.

When the price of a particular futures contract increases (in the case of a sale) or decreases (in the case of a purchase) and any loss on the futures contract indicates that the margin already held does not satisfy margin requirements, further margin must be posted. Conversely, if there is a favorable price change in the futures contract any excess margin may be removed from the relevant deposit account. Any gain or loss on London Metal Exchange (“LME”) futures contracts is not realized until their respective maturity dates. At period end, the net unrealized appreciation and depreciation on LME futures contracts is included in unrealized appreciation and unrealized depreciation on open futures contracts on the Consolidated Statements of Assets and Liabilities. Any margin deposited by a Subsidiary should earn interest income.

SEC guidance sets out certain requirements with respect to coverage of futures positions by registered investment companies with which each Fund and each Subsidiary will comply. This includes, in certain circumstances, the need to segregate cash or liquid securities on its books and records and to engage in other appropriate measures to ensure its obligations under particular futures or derivative contracts are covered. Cash settled futures contracts will require a Fund to segregate liquid assets in an amount equal to its daily mark-to-market (net) obligation under that contract. Any securities held in a segregated account or otherwise earmarked for these purposes may not be sold while a Fund maintains the relevant position, unless they are replaced with other permissible assets. Each Fund may also purchase

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

put options as a means of covering its investments if they are on the same futures contract and their strike price is as high, or higher, than the price of the relevant contracts. Each Subsidiary may not enter into futures positions if such positions will require the Fund to set aside or earmark more than 100% of its net assets.

For the six-month period ended June 30, 2021, the average notional value of the Futures Contracts held by the Funds was as follows:

Fund	Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Average Notional Value Purchased	$532,011,542	$29,560,423
Average Notional Value Sold	32,472,494	3,403,575

The following tables indicate the location of derivative instruments on the Consolidated Statements of Assets and Liabilities as well as the effect of derivative instruments on the Consolidated Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of June 30, 2021
Funds	Derivative Risk Type	Derivatives not accounted for as Hedging instruments under ASC 815	Location	Assets Value*	Liabilities Value*
	Commodity	Futures Contracts	Consolidated Statements of Assets and Liabilities
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF				$22,858,687	$15,165,702
Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF				2,291,658	748,689

*Includes cumulative appreciation (depreciation) on futures contracts as reported on the Consolidated Schedules of Portfolio Investments.

The Effect of Derivative Instruments on the Consolidated Statements of Operations as of June 30, 2021
Funds	Derivative Risk Type	Derivatives not accounted for as Hedging instruments under ASC 815	Net Realized Gain (Loss) on Futures Contracts	Change in Unrealized Appreciation (Depreciation) on Futures Contracts
	Commodity	Futures Contracts
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF			$105,242,893	$(16,354,373)
Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF			3,842,261	889,120

Taxes and Distributions

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net capital gains to its shareholders. Accordingly, no federal income tax provision is required in the financial statements.

The Subsidiaries are exempted Cayman investment companies and as such are not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiaries are controlled foreign corporations not subject to U.S. income taxes. As wholly-owned controlled foreign corporations, the Subsidiaries’ net income and capital gains, if any, will be included each year in the Funds’ investment company taxable income.

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

The Board oversees management of the Funds. As of June 30, 2021, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds pay out dividends and distribute net capital gains, if any, to shareholders at least annually. Ordinarily, dividends from net investment income, if any, are declared and paid annually by each Fund. Each Fund also intends to distribute its net realized capital gains, if any, to shareholders annually. These distributions may be taxed as ordinary income or capital gains.

The management of each Fund intends to make distributions that may be taxed as ordinary income or capital gains.

3. Investment Transactions and Related Income and Expenses

Throughout the reporting period, investment transactions are recorded on trade date.

Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date, or as soon as information is available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.

4. Transactions with Related Parties, Investment Advisory Fees

Under the terms of the Trust’s Investment Advisory Agreement (the “Advisory Agreement”), Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”) is subject to the supervision of the Board and is responsible for the day-to-day business of the Trust, including the day-to-day management of risk of the Funds in accordance with each Fund’s investment objectives and policies. As compensation for its advisory services and assumption of each Fund’s expenses, the Advisor is entitled to a management fee, computed daily and payable monthly, at an annual rate of 0.25% (Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF) and 0.29% (Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF) of average daily net assets of each Fund and its Subsidiary.

Vident Investment Advisory, LLC (the “Sub-Advisor”) serves as the sub-advisor to the Funds and Subsidiaries. Under the sub-advisory agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Advisor or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Advisor and the Board. Under the Sub-Advisory Agreement, the Advisor pays the Sub-Advisor a fee, calculated daily and paid monthly, at an annual rate of 0.04% of the average daily net assets of each Fund subject to a minimum annual fee of $18,000.

A Trustee and certain officers of the Trust are employees of the Advisor or its affiliates, or the Administrator.

The Advisor pays most of the expenses of the Funds, including the cost of the Sub-Advisor, transfer agency, custody, fund administration, Independent Trustees and all other non-distribution related services necessary for the Funds to operate (“Covered Expenses”). Covered Expenses do not include: (i) brokerage expenses and other fees; (ii) legal fees or expenses in connection with any arbitration or litigation; (iii) compensation and expenses of the Trust’s chief compliance officer; (iv) extraordinary expenses; (v) distribution fees; (vi) interest and taxes of any kind or nature; (vii) securities lending services; and (viii) the advisory fee payable to the Advisor. In addition, if the Funds were to invest in a pooled investment vehicle, the fees of the pooled investment vehicle would be included in the net asset value of the pooled investment vehicle and would not be a direct expense of the Funds paid by the Advisor. Furthermore, the Advisor will not pay any compensation or expenses of counsel to the Independent Trustees.

The Advisor also serves as advisor to each Fund’s Subsidiary and each Subsidiary pays a proportion of the management fee of the Advisor. The advisory fee paid by each Fund is based on the Fund’s average daily net assets, which includes the net assets of the relevant Subsidiary. In recognition of this, the Advisor has contractually agreed to waive the management fees that it receives from the Funds in

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

an amount equal to the management fees paid to the Advisor by the Subsidiaries. This undertaking will continue in effect until at least one year from the date of the Funds’ prospectus dated August 3, 2021, and for so long as the Funds invest in the Subsidiaries, and may be terminated only with the approval of the Board, except that it would terminate automatically if the Advisory Agreement with the Trust terminates.

5. Administration Fees

Effective April 1, 2021, Aberdeen Standard Investments Inc. (the “Administrator”) serves as the Funds’ administrator, and State Street Bank and Trust Company (the “Sub-Administrator”) serves as sub-administrator. Prior to April 1, 2021, JPMorgan Chase Bank, N.A. served as administrator for the Funds. The Sub-Administrator provides certain administrative services to the Funds. For these services, the Sub-Administrator is entitled to certain fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

6. Custodian Fees

Effective April 1, 2021, State Street Bank and Trust Company (the “Custodian”) serves as custodian for the Funds in accordance with a Master Custody Agreement. Prior to April 1, 2021, JPMorgan Chase Bank, N.A. served as custodian for the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services rendered under the agreement, the Custodian is entitled to fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

7. Trustees Fees

The Advisor pays the compensation for the Independent Trustees of the Trust. Each of the two Independent Trustees receives an aggregate fee consisting of a $25,000 annual retainer, payable quarterly, plus expenses, for his or her services as a Trustee of the Trust and as a member of any Board committees. These fees and expenses are Covered Expenses as defined above.

8. Distribution and Service Plan

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor and distributes Creation Units (as defined in Note 9). Each Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which payment of up to 0.25% of average daily net assets may be made. However, no such fee is currently paid by the Funds.

9. Issuance and Redemption of Fund Shares

Each Fund issues and redeems shares only to Authorized Participants (typically market makers, large investors and institutions) that have entered into agreements with the Fund’s distributor (“Authorized Participants” or, individually, an “Authorized Participant”) in exchange for the deposit or delivery of assets (securities and/or cash), in large blocks known as creation units (“Creation Units”), each of which is comprised of a specified number of shares. Retail investors may only purchase and sell fund shares on a national securities exchange through a broker-dealer and such transaction may be subject to customary commission rates imposed by the broker-dealer. Information related to share transactions for each Fund during the reporting period is presented on the Consolidated Statements of Changes in Net Assets. The Funds each offer one class of shares, which has no front end sales load, no deferred sales charge and no redemption fee.

A transaction fee, as set forth in the table below, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. Authorized Participants will be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day. These fixed transaction fees are paid to the Custodian, and are not retained by the Funds. Each Fund may adjust the transaction fee from time to time. An additional charge or a variable charge will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. With respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the Fund Securities from the Trust to their account or on their order. These variable charges are included in the capital transactions of the Funds. Investors who use the services of a broker or other such intermediary may also be charged a fee for such services.

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

Fund	Transaction Fee	Maximum Transaction Fee
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	$100	2%
Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	$100	2%

10. Investment Transactions

For the six-month period ended June 30, 2021, there were no costs associated with securities purchased or proceeds from sales of securities as all of the operational Funds were invested in short-term securities only.

11. In-Kind Transactions

Each Fund may deliver its investment securities in exchange for the redemption of shares (redemptions-in-kind). Cash and securities can be transferred for redemptions at fair value. For financial reporting purposes, each Fund records net realized gains and losses in connection with each transaction. Each Fund may also receive securities in exchange for subscriptions of shares (subscriptions-in-kind). For the six-month period ended June 30, 2021, there were no in-kind transactions.

12. Principal Risks

The Funds’ investments are subject to a variety of risks that may cause the Funds’ net asset values to fluctuate over time. Therefore, the value of an investment in a Fund could decline and an investor could lose money. Also, there is no assurance that the Advisor or the Sub-Advisor will achieve the Funds’ objectives.

An investment is, or was, during the six-month period covered by this report, subject to the risks listed below. Effective August 3, 2021, each Fund changed from an actively-managed ETF to a passively-managed ETF (see Note 14). Accordingly, effective, August 3, 2021, “Active Fund Management” risk is no longer considered a principal risk of each Fund, and the following risks were added as principal risks of each Fund: Passive Management Risk, Index Tracking Risk, Index-Related Risk and Sampling Risk.

a. Active Fund Management

During the six month period covered by this report, each Fund was an ETF that sought to provide total return through actively managed exposure to their respective index. The Funds actively managed commodity and commodity-linked futures and other financial instruments and were not designed to track the index. The Advisor and Sub-Advisor determined the investments of the Funds and the Subsidiary on a discretionary basis, and, as such, there was no guarantee that the Funds would meet their respective investment objectives.

b. Market Risk

An investment in the Funds should be made with an understanding that the value of each Fund’s assets may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular asset or issuer and changes in general economic or political conditions (see “Commodity Price Risk”). In addition, any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the world economy, which in turn could adversely affect a Fund’s investments. An investor in the Funds could lose money over short or long periods of time.

•Recent Events. The illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of a fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, including the Funds, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

c. Commodity Price Risk

The NAV of a Fund will be affected by movements in commodity prices generally and by the way in which those prices and other factors affect the prices of the commodity futures contracts. Commodity prices generally may fluctuate widely and may be affected by numerous factors.

d. Commodity Sector Risks

The daily performance of the current or “spot” price of certain commodities has a direct impact on Fund performance. To the extent the Fund has significant exposure to a particular commodity sector, the Fund may be more susceptible to loss due to adverse occurrences affecting that sector, including a decline in the price of commodities in such sector.

•Agricultural Sector Investment Risk. The daily performance of the spot price of certain agricultural commodities has a direct impact on Fund performance. Investments in the agriculture sector may be highly volatile and the market values of such commodities can change quickly and unpredictably due to a number of factors, such as the supply of, and demand for, each commodity, the strength of the domestic and global economy, legislative or regulatory developments relating to food safety, as well as other significant events, including public health, political, legal, financial, accounting and tax matters that are beyond the Fund’s control. In addition, increased competition caused by economic recession, labor difficulties and changing consumer tastes and spending can impact the demand for agricultural products and, in turn, the value of such investments.

•Energy Sector Investment Risk. The daily performance of the spot price of certain energy-related commodities has a direct impact on Fund performance. Energy commodities’ market values are significantly impacted by a number of factors, such as the supply of, and demand for, each commodity, the strength of the domestic and global economy, significant world events, capital expenditures on exploration and production, energy conservation efforts, government regulation and subsidization and technological advances. Investments in the energy sector may be cyclical and/or highly volatile and subject to swift price fluctuations. In addition, significant declines in the price of oil may contribute to significant market volatility, which may adversely affect the Fund’s performance. The energy sector has recently experienced increased volatility. In particular, significant market volatility in the crude oil markets as well as the oil futures markets, which resulted in the market price of the front month WTI crude oil futures contract falling below zero for a period of time.

•Metals Sector Investment Risk. The daily performance of the spot price of certain industrial and precious metals has a direct impact on Fund performance. Investments in metals may be highly volatile and the market values of such commodities can change quickly and unpredictably due to a number of factors, such as the supply of, and demand for, each metal, the strength of the domestic and global economy, international monetary policy, environmental or labor costs, as well as other significant events, including public health, political, legal, financial, accounting and tax matters that are beyond the Fund’s control. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions.

e. Passive Management Risk

Because the Fund is not “actively” managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Additionally, unusual market conditions may cause the Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Index to vary from its normal or expected composition. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. As the Fund may not fully replicate the Index, it is subject to the risk that the investment strategy of the Advisor or Sub-Advisor may not produce the intended results.

f. Index Tracking Risk

As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. Index tracking risk may also occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

time of calculation of the Fund’s NAV), differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the need to meet various new or existing regulatory requirements. Moreover, the Fund may be delayed in purchasing or selling securities included in the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. In addition, the Fund’s use of a representative sampling approach may cause the Fund to not track the return of the Index as would be the case if the Fund purchased all of the instruments in the Index, or invested in them in the exact proportions in which they are represented in the Index. Index tracking risk may be heightened during times of increased market volatility or other unusual market conditions. Index ETFs that track indices with significant weight in futures contracts issuers may experience higher index tracking risk than other index ETFs that to not track such indices.

g. Index-Related Risk

There is no guarantee that the Fund’s investment results will track those of the Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to track the Index. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Index to vary from its normal or expected composition.

h. Fixed-Income Securities and Money Market Instruments

A decline in an issuer’s credit rating or a rise in interest rates could cause the value of a fixed-income security or money market instrument to decrease. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments. The Funds may be subject to a heightened risk of rising interest rates due to the current historically low interest rate environment and the likely impact on market conditions of any potential government fiscal policy initiatives that respond to these low rates. In addition, a Fund’s income may decline due to falling interest rates or other factors.

i. Futures Contracts, Options and Options on Futures Contracts

Through its holdings of derivative instruments including futures, options and options on futures contracts, the Fund may be exposed to (i) losses from margin deposits in the case of bankruptcy of the relevant broker, and (ii) a risk that the relevant position cannot be closed out when required at its fundamental value.

j. Roll Yield

During situations where the cost of any futures contracts for delivery on dates further in the future is higher than those for delivery closer in time, the value of the Funds holding such contracts will decrease over time unless the spot price of that contract increases by the same rate as the rate of the variation in the price of the futures contract. The rate of variation could be quite significant and last for an indeterminate period of time, reducing the value of the Funds.

k. Authorized Participants

Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund, and none of those APs is obligated to engage in creation and/or redemption transactions. The Funds have entered into Authorized Participant Agreements with only a limited number of institutions. Should these Authorized Participants cease to act as such or for any reason be unable to create or redeem shares of the Funds and new Authorized Participants not appointed in their place, shares of the Funds may trade at a discount to that Fund’s net asset value and possibly face delisting.

l. Cash Redemption Risk

Each Fund expects to effect its creations and redemptions primarily for cash due to the nature of its investments. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require a Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time. This may cause the Funds to recognize investment

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

income and/or capital gains that it might not have recognized if it had made a redemption in-kind. As a result, the Funds may be less tax efficient and may have to pay out higher annual distributions than if the Funds used the in-kind redemption process. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of a Fund on an exchange.

m. Commodity Pool Regulatory Risk

Each Fund is deemed to be a commodity pool due to its investment exposure to commodity futures contracts and is subject to regulation under the Commodity Exchange Act (“CEA”) and Commodity Futures Trading Commission (“CFTC”) rules as well as the regulatory scheme applicable to registered investment companies. The Advisor is registered as a commodity pool operator (“CPO”) and the Sub-Advisor is registered as a commodity trading advisor (“CTA”). Registration as a CPO and CTA imposes additional compliance obligations on the Advisor, the Sub-Advisor, and each Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs for the Advisor or Sub-Advisor and may affect the operations and financial performance of the Fund. These requirements are also subject to change at any time.

n. Cybersecurity Risk

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause each Fund, the Advisor and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

o. Investment Company Securities

To the extent the Funds or their Subsidiary invest in securities of other investment companies, including exchange-traded funds, the Fund will bear a proportionate share of the fees and expenses paid by such other investment company, including advisory and administrative fees.

p. Investment Risk

An investor may lose the value of their entire investment or part of their investment in Shares.

q. Leverage Risk

Certain of the Funds’ investments in derivatives (through the Subsidiaries) may give rise to a form of economic leverage as changes in the value or level of the assets underlying those derivatives can result in an increase in the gains or losses on the investment held by the Funds which could lead to losses to the Funds of greater than the investment in the derivative instrument. The Funds and Subsidiaries will comply with SEC guidance which requires them to maintain segregated assets equal to the value of all such derivative investments but the impact of this economic leverage may cause the Fund to realize it positions in these or other portfolio investments to meet the associated obligations at a time when it may not be advantageous for the Fund to do so.

r. Liquidity

Generally, only Authorized Participants may redeem Fund shares. Investors other than Authorized Participants wishing to realize their Fund shares will generally need to rely on secondary trading in the public trading market. There can be no assurance as to the price at which, or volume in which, it may at any time be possible to realize Fund shares in the public trading market. Although each Fund’s shares are listed for trading on NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained.

Notes to Consolidated Financial Statements (continued)

June 30, 2021 (Unaudited)

s. Non-Diversification Risk

As a “non-diversified” fund, each Fund may hold a smaller number of portfolio securities than many other funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Shares may be more volatile than the values of shares of more diversified funds. However, the Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF Fund intends to satisfy the asset diversification requirements for classification as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

t. Sampling Risk

The Fund’s use of a representative sampling approach may result in it holding a smaller number of instruments than are included in the Index. As a result, an adverse development respecting an investment held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the components of the Index. Conversely, a positive development relating to a constituent of the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater. A representative sampling strategy may increase the Fund’s susceptibility to Index Tracking Risk.

u. Shares May Trade at Prices Other than NAV

Although it is expected that the market price of the shares of a Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund’s face numerous market trading risks, including the potential lack of an active market for Fund shares, disruptions in the securities markets in which the Funds invest, periods of high market volatility and disruptions in the creation/ redemption process. Any of these may lead to ties when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

v. Subsidiary Investment Risk

Changes in the laws of the United States (where the Funds are organized) and/or the Cayman Islands (where each Subsidiary is incorporated) could prevent a Fund and/or the relevant Subsidiary from operating as described in the Prospectus and the SAI and could negatively affect a Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on each Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require a Subsidiary to pay Cayman Islands taxes, this could lead to a decrease in the NAV of the Fund.

w. Swap Agreements

Swaps can involve greater risks than a direct investment in an underlying asset and these may increase or decrease the overall volatility of the Fund’s investment and its share price. As with other transactions, a Fund will bear the risk that the counterparty will default, which could cause losses to the Fund.

x. Tax Risk

In order to qualify for the favorable U.S. federal income tax treatment accorded to a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), each Fund, amongst other requirements, must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”) and must satisfy certain asset diversification requirements. Certain of a Fund’s commodity-related investments, if made directly, will not generate income that is qualifying income. Each Fund intends to hold such commodity-related investments indirectly, through the Subsidiary. Each Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The Advisor and/or Sub-Advisor will carefully monitor each Fund’s investment in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to ensure compliance with the Fund’s asset diversification test for qualification as a RIC under Subchapter M of the Code. If a Fund was to fail to meet the qualifying income test or the asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. The failure by a Fund to qualify as a RIC would have significant negative tax consequences to Fund shareholders and would affect

Notes to Consolidated Financial Statements (concluded)

June 30, 2021 (Unaudited)

a shareholder’s return on its investment in such Fund. Under certain circumstances, a Fund may be able to cure a failure to meet the qualifying income test or the asset diversification test if such failure was due to reasonable cause and not willful neglect, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

13. Indemnifications

Under the Trust’s organizational documents, the Trustees (and its directors, employees and agents) and the Advisor (and its members, managers, directors, officers, employees and affiliates) are indemnified by the Trust against any liability, cost or expense it incurs without gross negligence, bad faith or willful misconduct on its part and without reckless disregard on its part of its obligations and duties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Funds expect the risk of loss to be remote.

14. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there were no material subsequent events requiring adjustment to or disclosure in these consolidated financial statements, except as noted below.

Effective August 3, 2021, the Funds no longer operated as actively managed funds. Each Fund’s investment objective and principal investment strategies changed to reflect that the Fund employs a “passive management” investment approach designed to seek to track the performance of an underlying index (respectively, an “Index” and collectively the “Indices”). Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg Commodity Index Total ReturnSM and Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg Commodity Index 3 Month Forward Total ReturnSM.

Each Fund uses a “representative sampling” indexing approach to attempt to achieve its investment objective. Each Fund does not try to outperform its respective Index and does not generally take temporary defensive positions. Each Fund will invest in only a representative sample of the instruments in its respective Index, and each Fund may invest in or gain exposure to instruments not contained in the Index or in financial instruments, with the intent of tracking the Index. Each Fund will also hold short-term fixed-income securities, which may be used as collateral for the Fund’s commodities futures holdings or to generate interest income and capital appreciation on the cash balances arising from its use of futures contracts (thereby providing a “total return” investment in the underlying commodities). In managing the assets of each Fund, the Advisor and Sub-Advisor do not invest the assets of the Fund in instruments based on their view of the investment merit of a particular instrument nor does it conduct conventional investment research or analysis or forecast market movement or trends. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, track the returns of its respective Index without regard to market conditions, trends or direction. The Fund will rebalance its portfolio when its respective Index rebalances. Additionally, if a Fund receives a creation unit in cash, the Fund repositions its portfolio in response to assets flowing into or out of the Fund.

Aberdeen Standard Investments ETFs

Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares, and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the entire period ended June 30, 2021.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the entire period ended June 30, 2021.

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 06/30/21	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF
Actual	$1,000.00	$1,209.50	$1.37	0.25%
Hypothetical	$1,000.00	$1,023.56	$1.25	0.25%
Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Actual	$1,000.00	$1,219.40	$1.60	0.29%
Hypothetical	$1,000.00	$1,023.36	$1.45	0.29%

*Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Aberdeen Standard Investments ETFs

Board Approval of Advisory and Sub-Advisory Agreements

Summary of Board Considerations in Approving the Investment Advisory and Sub-Advisory Agreements

At the June 14, 2021 meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Aberdeen Standard Investments ETFs (the “Trust”), the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”) and the Trust, on behalf of the Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF and Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF (each a “Fund” and collectively, the “Funds”).

In preparation for the Meeting, the Trustees requested that the Advisor furnish information necessary to evaluate the terms of the Advisory Agreement. The Trustees used this information to help them decide whether to approve the Advisory Agreement. Before voting on the Advisory Agreement, the Board reviewed the Advisory Agreement with representatives of the Advisor, as well as counsel to the Trust, and received a memorandum from counsel to the Trust discussing the legal standards for their consideration of the agreement. The Independent Trustees also discussed the Advisory Agreement in an executive session with counsel to the Trust at which no representative of the Advisor was present. In its consideration of the approval of the Advisory Agreement, the Board reviewed materials furnished by the Advisor, and communicated with senior representatives of the Advisor regarding its personnel, operations and financial condition.

Approval of the Advisory Agreement

In evaluating whether to renew the Advisory Agreement for each Fund, the Board considered numerous factors, including: (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisor under the Advisory Agreement; (ii) each Fund’s total expense ratio as well as the advisory fees to be paid by each Fund pursuant to the Advisory Agreement relative to the total expense ratios of and the advisory fees charged by a comparable group of funds with similar investment strategies (“peer funds”); (iii) the costs of the services to be provided to each Fund and the anticipated profits to be realized by the Advisor (and its affiliates) from its relationships with each Fund; (iv) the extent to which economies of scale would be realized by Shareholders as each Fund’s assets increase and whether a Fund’s advisory fees enable its investors to share in the benefits of economies of scale, if any; (v) the investment performance of each Fund relative to that of its benchmark index as well as the performance of its peer funds; and (vi) any additional benefits (such as soft dollars, if any) received by the Advisor and its affiliates; (vii) the Advisor’s compliance program; and (viii) any other considerations deemed relevant by the Board. No single factor reviewed by the Board was identified as the principal factor in determining whether to renew the Advisory Agreement, and individual Trustees may have given different weight to various factors.

The discussion immediately below outlines in greater detail the materials and information presented to the Board by the Advisor in connection with the Board’s consideration and approval of the Advisory Agreement, and the conclusions made by the Board at the Meeting when determining to renew the Advisory Agreement.

Nature, Extent, and Quality of Services. In examining the nature, extent and quality of the investment advisory services provided by the Advisor, the Trustees considered the qualifications, experience and capability of the Advisor’s management and other personnel and the extent of care and conscientiousness with which the Advisor performs its duties. The Board reviewed information describing the Advisor’s reputation within the industry, business operations, financial condition, personnel, brokerage and other trading practices, historical performance, and relevant compliance policies and procedures. In particular, the Board noted the Advisor’s responsibilities under the Advisory Agreement, and recognized the Advisor’s continued commitment to each Fund.

Based on the totality of the information considered, the Board concluded that each Fund has already, and was likely to continue to benefit from the nature, extent and quality of the Advisor’s services, and that the Advisor has the ability to provide these services based on its respective experience, operations and current resources.

Investment Performance of each Fund. The Board reviewed reports comparing each Fund’s investment performance over time to the performance of the Fund’s benchmark index as well as other funds in its peer group. A representative from the Advisor provided information regarding, and led discussions of factors impacting, the performance of each Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Board determined that each Fund’s performance was satisfactory, or, where the Fund’s performance fell below its benchmark and/or peer group, the Board was satisfied by the reasons for the underperformance and/or the steps taken by the Advisor in an effort to improve the Fund’s performance. Based on the totality of the information considered,

Aberdeen Standard Investments ETFs

Board Approval of Advisory and Sub-Advisory Agreements (continued)

the Board concluded that it was satisfied with the investment results that the Advisor had been able to achieve for the Funds. In making this determination, the Board also noted that it had recently approved changes to each Fund’s investment objective and strategies to change each Fund from an actively managed fund to a fund that seeks to track the performance of an underlying index.

Fees and Expenses. The Board considered each Fund’s advisory fees payable under the Advisory Agreement in relation to the estimated costs of the advisory and related services provided by the Advisor. The Board noted that each Fund’s fee structure is a “unitary fee” structure under which each Fund pays a single advisory fee out of which all of the Fund’s expenses, except for certain excluded expenses, are paid. The Board reviewed each Fund’s advisory fee and total expense ratio and noted that no changes were being proposed. Based on the totality of the information considered, the Board concluded, with respect to each Fund, that the advisory fees appeared reasonable in light of the services rendered.

Costs and Profitability. The Board then considered the profits realized by the Advisor in connection with providing services to the Funds. The Board reviewed profit and loss information provided by the Advisor with respect to each of the Funds. In particular, the Board noted the Advisor’s representation of its long-term commitment to the success of the Funds. The Board also considered how the Advisor’s profitability was affected by factors such as its organizational structure and method for allocating expenses. Based on the totality of the information considered, the Board concluded that the Advisor’s profitability with respect to the Funds appeared reasonable in light of the services the Advisor rendered to the Funds.

Economies of Scale. The Board next considered the absence of breakpoints in the advisory fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in each Fund’s asset levels, noting a recent increase in asset levels. Based on the totality of the information considered, the Board determined that it would monitor potential economies of scale, as well as the appropriateness of introducing breakpoints, as assets managed by each Fund continue to grow larger.

Indirect Benefits. The Board then considered the extent to which the Advisor derives any ancillary or indirect benefits that could accrue to the Advisor from the Funds’ operations as a result of the Advisor’s relationship with each Fund. The Board also considered whether any of the Advisor’s affiliates might benefit from the Funds’ operations. The Board also reviewed the degree to which the Advisor or its affiliates may receive compensation from the Funds based upon a Fund’s investment in other funds affiliated with the Advisor. Based on the totality of the information considered, the Board concluded that any benefits accruing to the Advisor by virtue of its relationships with the Funds appeared to be reasonable.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including the Independent Trustees, with the assistance of Trust Counsel, unanimously concluded that the terms of the Advisory Agreement, including the fees to be paid thereunder, were fair and reasonable and approved the Advisory Agreement.

Summary of Board Considerations in Approving the Investment Sub-Advisory Agreement

At the March 25, 2021 meeting (the “Meeting”) of the Board of Trustees of the Trust, the Board, including the Independent Trustees, approved the continuation of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and Vident Investment Advisory, LLC (the “Sub-Advisor”) on behalf of each Fund.

In preparation for the Meeting, the Trustees requested that the Sub-Advisor furnish information necessary to evaluate the terms of the Sub-Advisory Agreement. The Trustees used this information to help them decide whether to approve the Sub-Advisory Agreement. Before voting on the Sub-Advisory Agreement, the Board reviewed the Sub-Advisory Agreement with representatives of the Sub-Advisor, as well as counsel to the Trust, and received a memorandum from counsel to the Trust discussing the legal standards for their consideration of the agreement. The Independent Trustees also discussed the Sub-Advisory Agreement in an executive session with counsel to the Trust at which no representatives of the Sub-Advisor was present. In its consideration of the approval of the Sub-Advisory Agreement, the Board reviewed materials furnished by the Sub-Advisor, and communicated with senior representatives of the Sub-Advisor regarding its personnel, operations and financial condition.

Aberdeen Standard Investments ETFs

Board Approval of Advisory and Sub-Advisory Agreements (continued)

Approval of the Sub-Advisory Agreement

In evaluating whether to renew the Sub-Advisory Agreement for each Fund, the Board considered numerous factors, including: (i) the nature, extent, and quality of the services to be provided to each Fund by the Sub-Advisor under the Sub-Advisory Agreement; (ii) each Fund’s total expense ratio as well as the advisory fees to be paid by each Fund pursuant to the Sub-Advisory Agreement relative to the total expense ratios of and the advisory fees charged by a comparable group of funds with similar investment strategies (“peer funds”); (iii) the costs of the services to be provided to each Fund and the anticipated profits to be realized by the Sub-Advisor (and its affiliates) from its relationships with each Fund; (iv) the extent to which economies of scale would be realized by Shareholders as each Fund’s assets increase and whether a Fund’s advisory fees enable its investors to share in the benefits of economies of scale, if any; (v) the investment performance of each Fund relative to that of its benchmark index as well as the performance of its peer funds; and (vi) any additional benefits (such as soft dollars, if any) received by the Sub-Advisor and its affiliates; (vii) the Sub-Advisor’s compliance program; and (viii) any other considerations deemed relevant by the Board. No single factor reviewed by the Board was identified as the principal factor in determining whether to renew the Sub-Advisory Agreement, and individual Trustees may have given different weight to various factors.

The discussion immediately below outlines in greater detail the materials and information presented to the Board by the Sub-Advisor in connection with the Board’s consideration and approval of the Sub-Advisory Agreement, and the conclusions made by the Board at the Meeting when determining to renew the Sub-Advisory Agreement.

Nature, Extent, and Quality of Services. In examining the nature, extent and quality of the investment advisory services provided by the Sub-Advisor, the Trustees considered the qualifications, experience and capability of the Sub-Advisor’s management and other personnel and the extent of care and conscientiousness with which the Sub-Advisor performs its duties. The Board reviewed information describing the Sub-Advisor’s reputation within the industry, business operations, financial condition, personnel, brokerage and other trading practices, historical performance, and relevant compliance policies and procedures. In particular, the Board noted the Sub-Advisor’s responsibilities under the Sub-Advisory Agreement, and recognized the Sub-Advisor’s continued commitment to each Fund. The Board also considered the investment management process used by the Sub-Advisor in managing each Fund’s assets, including the experience and capability of the Sub-Advisor’s management and other personnel responsible for the portfolio management of each Fund and compliance with each Fund’s investment policies and restrictions.

Based on the totality of the information considered, the Board concluded that each Fund has already, and was likely to continue to benefit from the nature, extent and quality of the Sub-Advisor’s services, and that the Sub-Advisor has the ability to provide these services based on its respective experience, operations and current resources.

Investment Performance of each Fund. The Board reviewed reports comparing each Fund’s investment performance over time to the performance of the Fund’s benchmark index as well as other funds in its peer group. A representative from the Sub-Advisor provided information regarding, and led discussions of factors impacting, the performance of each Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Board determined that each Fund’s performance was satisfactory, or, where the Fund’s performance fell below its benchmark and/or peer group, the Board was satisfied by the reasons for the underperformance and/or the steps taken by the Sub-Advisor in an effort to improve the Fund’s performance. Based on the totality of the information considered, the Board concluded that it was satisfied with the investment results that the Sub-Advisor had been able to achieve for the Funds.

Fees and Expenses. The Board considered each Fund’s advisory fees payable under the Sub-Advisory Agreement in relation to the estimated costs of the advisory and related services provided by the Sub-Advisor. The Board noted that each Fund’s fee structure is a “unitary fee” structure under which each Fund pays a single advisory fee out of which all of the Fund’s expenses, except for certain excluded expenses, are paid. The Board reviewed each Fund’s advisory fee and total expense ratio and noted that no changes were being proposed. Based on the totality of the information considered, the Board concluded, with respect to each Fund, that the advisory fees appeared reasonable in light of the services rendered.

Costs and Profitability. The Board then considered the profits realized by the Sub-Advisor in connection with providing services to the Funds. The Board reviewed profit and loss information provided by the Sub-Advisor with respect to each of the Funds. In particular, the Board noted the Sub-Advisor’s representation of its long-¬term commitment to the success of the Funds. The Board also considered how the Sub-Advisor’s profitability was affected by factors such as its organizational structure and method for allocating expenses. Based on the totality of the information considered, the Board concluded that the Sub-Advisor’s profitability with respect to the Funds appeared reasonable in light of the services the Sub-Advisor rendered to the Funds.

Aberdeen Standard Investments ETFs

Board Approval of Advisory and Sub-Advisory Agreements (concluded)

Economies of Scale. The Board next considered the absence of breakpoints in the advisory fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in each Fund’s asset levels. Thus, based on the totality of the information considered, the Board determined that it would monitor potential economies of scale, as well as the appropriateness of introducing breakpoints, as assets managed by each Fund grow larger.

Indirect Benefits. The Board then considered the extent to which the Sub-Advisor derives any ancillary or indirect benefits that could accrue to the Sub-Advisor from the Funds’ operations as a result of the Sub-Advisor’s relationship with each Fund. The Board also considered whether any of the Sub-Advisor’s affiliates might benefit from the Funds’ operations. The Board also reviewed the degree to which the Sub-Advisor or its affiliates may receive compensation from the Funds based upon a Fund’s investment in other funds affiliated with the Sub-Advisor. Based on the totality of the information considered, the Board concluded that any benefits accruing to the Sub-Advisor by virtue of its relationships with the Funds appeared to be reasonable.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including the Independent Trustees, with the assistance of Trust Counsel, unanimously concluded that the terms of the Sub-Advisory Agreement, including the fees to be paid thereunder, were fair and reasonable and approved the Sub-Advisory Agreement.

Aberdeen Standard Investments ETFs

Review of Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, Aberdeen Standard Investments ETFs (the “Trust”), on behalf of each of its Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Program is tailored to reflect the Funds’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Funds. As required by the Rule, the Program includes policies and procedures for the classification of Fund portfolio holdings, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments to 15% of a Fund’s net assets.

The Board of Trustees of the Trust (the “Board”) has designated the Funds’ advisor, Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”), to serve as the Program’s administrator (the “Administrator”). In its role as the Administrator, the Advisor has formed a Liquidity Risk Management Committee (the “Committee”) to help implement and carry out the day-to-day operations of the Program for the Funds. On a periodic basis, the Committee assesses each Fund’s liquidity risk based on the following factors, as applicable: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, (2) short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and (3) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. The Committee also reviews and analyzes liquidity reports produced by a third-party liquidity monitoring vendor retained by the Advisor and classifies each Fund’s portfolio investments into one of four liquidity classifications.

At the March 25, 2021 meeting of the Board, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the one-year period ended January 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Funds’ liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation. In addition, the report indicated that neither Fund had been required to set a highly liquid investment minimum and neither Fund had breached the 15% limitation on illiquid assets.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Aberdeen Standard Investments ETFs

Additional Information (Unaudited)

Proxy Voting Information

A description of the Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.aberdeenstandardetfs.us or the Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling 844-383-7289.

When available, information regarding how a Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling 844-383-7289 or by visiting either www.aberdeenstandardetfs.us or the SEC’s website at www.sec.gov.

Portfolio Holdings Information

Information about each Fund’s daily portfolio holdings is available www.aberdeenstandardetfs.us. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (December 31) and its second fiscal quarter (June 30) in its reports to shareholders. No later than 60 days after the end of each fiscal quarter, each Fund files with the SEC on Form N-PORT, a complete schedule of its fund holdings as of each month-end during the relevant quarter. Prior to March 31, 2019, each Fund filed with the SEC on Form N-Q, a complete schedule of its fund holdings for the first and third quarters of its fiscal year. The Fund’s Form N-PORT and Form N-Q are available on the SEC’s website at www.sec.gov.

Premium/Discount and NAV Information

Information regarding each Fund’s NAV and how often shares of the Funds traded on the Listing Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Fund during the most recently completed calendar year and most recently completed calendar quarters are available on the website at www.aberdeenstandardetfs.us.

Additional Notices

“Bloomberg®” and the indices and subindices of the “Bloomberg Commodity IndexSM” family, including the “Bloomberg Commodity Index Total ReturnSM” and “Bloomberg Commodity Index 3 Month Forward Total ReturnSM”, are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the indices, (collectively, “Bloomberg”) and have been licensed for use for certain purposes by the Advisor or its affiliates. Bloomberg is not affiliated with Advisor or its affiliates, and Bloomberg does not approve, endorse, review, or recommend the Funds. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the indices or subindices of the Bloomberg Commodity Index.

Aberdeen Standard Investments ETFs

c/o ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

Must be accompanied or preceded by a Prospectus.

Distributor: ALPS Distributors, Inc.

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this reporting period.

Item 6. Investments

(a)       Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)       Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(a)(4)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Standard Investments ETFs

By:

/s/ Bev Hendry

Bev Hendry

President

September 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Bev Hendry

Bev Hendry

President

September 7, 2021

By:

/s/ Andrea Melia

Andrea Melia

Treasurer and Principal Financial Officer

September 7, 2021